Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
EXPENSES
Consulting (Note 11)	$ 241,875	$ 160,341	$ 120,801
Investor relations and marketing	4,162,507	1,440,910	851,614
Management and director fees (Note 11)	1,172,760	808,550	754,542
Office, insurance and miscellaneous	336,423	306,323	267,690
Professional fees	1,389,328	1,926,012	1,178,691
Share-based payments (Notes 10 and 11)	1,237,739	872,879	910,700
Transfer agent, listing and filing fees	296,746	276,316	344,226
Travel	38,235	25,209	70,379
Loss before other items	(8,875,613)	(5,816,540)	(4,498,643)
Change in fair value of derivatives (Note 10)	(899,329)	498,534	166,651
Change in fair value of market securities (Note 10)	(592,545)	0	0
Finance income on sublease	0	0	1,314
Foreign exchange loss	(15,492)	(43,504)	(35,996)
Gain on forgiveness of debt (Note 8)	0	106,624	10,000
Gain on long-term investment	0	0	671
Gain on option settlement	8,159	0	0
Gain on sublease	0	0	2,962
Gain on spin-out transaction (Note 17)	477,000	1,914,814	0
Gain on write off of loan	5,000	0	0
Impairment of exploration and evaluation assets (Note 7)	(127,153)	0	0
Interest expense (Note 9)	(14,993)	(97,359)	(126,606)
Equity loss on investment in associate (Note 4)	(26,690)	(105,760)	0
Other income (Note 6)	23,389	176	0
Penalties and interest	(149,245)	(193,262)	0
Gain on investment in marketable securities (Notes 4 and 5)	1,497,878	0	0
Recovery of flow-through premium liability (Notes 10 and 16)	1,791,526	120,902	8,477
Write-off of prepaid expenses	0	0	(1,000)
Net Loss and Comprehensive Loss for the year	$ (6,898,108)	$ (3,615,375)	$ (4,472,170)
Basic loss per common share (in CAD per share)	$ (0.53)	$ (0.48)	$ (0.99)
Diluted loss per common share (in CAD per share)	$ (0.53)	$ (0.48)	$ (0.99)
Weighted average number of common shares outstanding – basic and diluted (in shares)	13,099,403	7,512,279	4,518,348